FAIR VALUE MEASUREMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]	The following table provides a summary of changes in fair value of the Company’s level 3 financial liabilities as of March 31, 2016:

	Warrant Liability	Derivative
Balance, December 31, 2015	$1,621,199	$285,157
Total (gains) losses
Transfers out due to conversion of Series C Preferred Stock	-	(11,938)
Mark to market to March 31, 2016	257,787	10,638
Balance, March 31, 2016	$1,878,986	$283,857
Loss on change in warrant and derivative liabilities for the three months ended March 31, 2016	$(257,787)	$(10,638)
The following table provides a summary of changes in fair value of the Company’s level 3 financial liabilities as of December 31, 2015:

	Warrant Liability	Derivative
Balance, December 31, 2014 (and prior)	$-	$-
Total (gains) losses
Initial fair value of derivative at March 31, 2015, reclassified from equity	-	1,242,590
Initial fair value of warrant liability at March 31, 2015, reclassified from equity	4,097,444	-
Initial fair value of derivative at date of issuance of Series C Preferred Stock	-	250,540
Initial fair value of warrant liability at the date of issuance	334,784	-
Transfers out due to conversion of Series C Preferred Stock	-	(639,467)
Transfers out due to exercise of warrants	(265,955)	-
Mark to market to December 31, 2015	(2,545,074)	(568,506)
Balance, December 31, 2015	$1,621,199	$285,157
Gain on change in warrant and derivative liabilities for the year ended December 31, 2015	$2,545,074	$568,506